CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Issuance expenses			$ 1,361
Issuance expenses warrant exercise transaction	$ 1,150	$ 3,199		$ 22	$ 920
Private Placement [Member]
Issuance expenses					$ 29